CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)		Class A Ordinary Shares [Member]		Class B Ordinary Shares [Member]		Additional Paid-in Capital [Member]	Merger Reserve [Member]		Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Beginning balance, value at Dec. 31, 2022		$ 0	[1],[2]	$ 0	[1],[2]	$ 0	$ 1,113,000		$ 4,895,000	$ 5,000	$ 6,013,000
Beginning balance, shares at Dec. 31, 2022	[2]	336,751		825,750
Net loss									1,086,000		1,086,000
Foreign currency translation adjustment										8,000	8,000
Issue of new shares			[1],[2]			3,151,000					3,151,000
Issue of new shares, shares	[2]	62,532
Ending balance, value at Dec. 31, 2023		$ 0	[1],[2]	$ 0	[1],[2]	3,151,000	1,113,000		5,981,000	13,000	10,258,000
Ending balance, shares at Dec. 31, 2023	[2]	399,283		825,750
Net loss									(3,529,000)		(3,529,000)
Foreign currency translation adjustment										(2,000)	(2,000)
Ending balance, value at Dec. 31, 2024		$ 0	[1],[2]	$ 0	[1],[2]	3,151,000	1,113,000		2,452,000	11,000	6,727,000
Ending balance, shares at Dec. 31, 2024	[2]	399,283		825,750
Net loss									(5,035,000)		(5,035,000)
Foreign currency translation adjustment										(7,000)	(7,000)
Issue of new shares			[1],[2]			871,000					871,000
Issue of new shares, shares	[2]	143,503
Merger reserve arising from reorganization								[1]				[1]
Ending balance, value at Dec. 31, 2025		$ 0		$ 0		$ 4,022,000	$ 1,113,000		$ (2,583,000)	$ 4,000	$ 2,556,000
Ending balance, shares at Dec. 31, 2025	[2]	542,786		825,750

[1]	Denotes amount less than US$1,000
[2]	Retroactively restated for all periods presented for the effect of re-classification and re-designation of the authorized share capital and reverse stock split (see Note 11).